[AIM LOGO APPEARS HERE]          Dear Shareholder:

              [PHOTO of          We are pleased to report that during the fiscal
        Mr. Charles T. Bauer,    year ended August 31, 1996, the Prime
           Chairman of the       Portfolio of Short-Term Investments Co.
LETTER    Board of The Fund      continued to provide stability and a
TO OUR      APPEARS HERE]        competitive money market yield while a major
SHAREHOLDERS                     shift in the direction of interest rates took
                                 place.
                  As the U.S. economy weakened in the latter half of 1995, the
                Federal Reserve Board pushed interest rates lower to help cushion the slowdown. The federal funds target rate was lowered in December and again in January, and then held unchanged from the end of January through the August 31 close of the Portfolio's fiscal year. The federal funds target, which serves as a benchmark for other short-term rates, remained at 5.25%. However, short-term markets were volatile as opinions shifted regarding the next move in rates. As economic growth revived, concerns about possible wage inflation surfaced. Credit markets anticipated a tightening by the Fed, driving interest rates higher.

                YOUR INVESTMENT PORTFOLIO

                Prime Portfolio maintained its investment discipline in this changing environment. The Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or less, including U.S. Government obligations, bank obligations, commercial paper, and selected repurchase agreement securities. Government securities, such as U.S. Treasury bills and bonds, offer a higher degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. As with any money market fund, an investment in Prime Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                Yields as of 8/31/96

                                        Average    Seven-Day
                                    Monthly Yield    Yield

                Prime Portfolio
                Cash Management
                Class                   5.25%         5.25%

                IBC Money Fund
                Averages(TM)
                Total Institutional
                Only                    5.00%         5.02%

                IBC Money Fund
                Averages(TM)
                First-Tier
                Institutional Only      5.09%         5.10%

                   During the reporting period, the Prime Portfolio managers
                 maintained a weighted average maturity in a range of 13 to 25 days, adjusting the portfolio structure to take advantage of the changing interest rate environment. As shown in the table, performance of the Cash Management Class of the Portfolio as of August 31 compared very favorably with performance reported for comparative indexes.
                   The Portfolio continues to hold an AAAm credit quality
                 rating, the highest given by Standard & Poor's Corporation, a widely known credit rating agency. The AAAm rating is historical and is


                                                                  (continued)
                based on an annual analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.

                  Net assets of the Cash Management Class stood at $507.2
                million as of August 31, 1996, up from $194.5 million on August 31, 1995.

                OUTLOOK FOR THE FUTURE

                As the reporting period closed, the economic outlook was for continued growth with some slowing from the strong second quarter of 1996. During the second quarter of 1996, the economy had expanded at an annualized rate of 4.7%. The extent of the slowdown would help determine whether the Fed raised interest rates to pre-empt inflationary pressures, and opinion about the likelihood of a rate rise was divided. Forecasters who thought Fed policy would remain unchanged until after November's elections were proven correct on September 24, 1996, when the Fed chose to leave the federal funds rate at 5.25%.
                  Because the weighted average maturity of the Portfolio is
                relatively short, Prime Portfolio can respond quickly to changes in the interest rate environment. As of the close of the fiscal year, the portfolio's weighted average maturity was 20 days.
                  We are pleased to send you this report concerning your
                investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

                Respectfully submitted,

                /s/ CHARLES T. BAUER
                Charles T. Bauer
                Chairman

AVERAGE MONTHLY YIELD COMPARISON
12 months ended 8/31/96 (Yields are average monthly yields for the month-ends shown)

                    Short-Term Investments Co.
                        Prime Portfolio                    IBC Money Fund Averages(TM)             IBC Money Fund Averages(TM)
                     Cash Management Class                First-Tier Institutional Only             Total Institutional Only
 9/95                         5.69%                                    5.52%                                   5.44%
10/95                         5.68                                     5.50                                    5.42
11/95                         5.69                                     5.51                                    5.43
12/95                         5.69                                     5.48                                    5.39
 1/96                         5.53                                     5.36                                    5.24
 2/96                         5.23                                     5.12                                    5.01
 3/96                         5.17                                     5.04                                    4.97
 4/96                         5.20                                     5.03                                    4.95
 5/96                         5.20                                     5.03                                    4.94
 6/96                         5.23                                     5.03                                    4.97
 7/96                         5.27                                     5.08                                    5.00
 8/96                         5.25                                     5.09                                    5.00

WEIGHTED AVERAGE MATURITY COMPARISON
12 months ended 8/31/96


                    Short-Term Investments Co.
                        Prime Portfolio                    IBC Money Fund Averages(TM)             IBC Money Fund Averages(TM)
                     Cash Management Class                First-Tier Institutional Only             Total Institutional Only
 9/95                         29 Days                                  43 Days                                 43 Days
 9/95                         19                                       50                                      47
10/95                         19                                       53                                      49
11/95                         19                                       49                                      45
12/95                         18                                       49                                      44
 1/96                         16                                       47                                      43
 2/96                         22                                       52                                      49
 3/96                         16                                       51                                      47
 4/96                         16                                       49                                      47
 5/96                         19                                       49                                      47
 6/96                         17                                       47                                      45
 7/96                         22                                       43                                      42
 8/96                         20                                       47                                      45

 Source: IBC Financial Data, Inc. IBC Money Fund Report--Registered Trademark-- for weighted average maturities; IBC Money Fund Insight--Registered Trademark-- for average monthly yields.

SCHEDULE OF INVESTMENTS
August 31, 1996

                                       MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 83.45%(a)
BASIC INDUSTRY - 0.32%

PAPER & FOREST PRODUCTS - 0.32%

Weyerhaeuser Co.
 5.29%                                 10/01/96 $ 20,000  $   19,911,833
------------------------------------------------------------------------
    Total Basic Industry                                      19,911,833
------------------------------------------------------------------------

BUSINESS SERVICES - 5.14%

POLLUTION CONTROL SERVICES - 2.42%

Browning-Ferris Industries, Inc.
 5.30%                                 09/16/96   20,000      19,955,834
------------------------------------------------------------------------
 5.31%                                 10/11/96   35,000      34,793,500
------------------------------------------------------------------------
 5.31%                                 10/15/96   35,000      34,772,850
------------------------------------------------------------------------
 5.30%                                 10/16/96   60,000      59,602,500
------------------------------------------------------------------------
                                                             149,124,684
------------------------------------------------------------------------

MISCELLANEOUS - 2.72%

Donnelley (R.R.) & Sons Co.
 5.30%                                 09/17/96   17,850      17,807,954
------------------------------------------------------------------------
PHH Corp.
 5.28%                                 09/04/96   20,000      19,991,200
------------------------------------------------------------------------
 5.28%                                 09/25/96   50,000      49,824,000
------------------------------------------------------------------------
 5.28%                                 10/04/96   30,000      29,854,800
------------------------------------------------------------------------
 5.26%                                 10/22/96   50,000      49,627,417
------------------------------------------------------------------------
                                                             167,105,371
------------------------------------------------------------------------
    Total Business Services                                  316,230,055
------------------------------------------------------------------------

CAPITAL GOODS - 2.21%

AEROSPACE/DEFENSE - 0.32%

Raytheon Co.
 5.32%                                 09/18/96   20,000      19,949,756
------------------------------------------------------------------------

COMPUTERS & OFFICE EQUIPMENT - 1.89%

Electronic Data Systems Corp.
 5.29%                                 10/15/96   20,000      19,870,689
------------------------------------------------------------------------
International Business Machines Corp.
 5.30%                                 09/10/96   30,000      29,960,250
------------------------------------------------------------------------
Xerox Corp.
 5.29%                                 09/19/96   30,000      29,920,650
------------------------------------------------------------------------
 5.30%                                 10/02/96   36,537      36,370,249
------------------------------------------------------------------------
                                                             116,121,838
------------------------------------------------------------------------
    Total Capital Goods                                      136,071,594
------------------------------------------------------------------------

                                  MATURITY PAR (000)     VALUE
CONSUMER DURABLES - 4.45%

AUTOMOBILE - 4.29%

Ford Motor Credit Co.
 5.37%                            09/17/96 $ 50,000  $   49,880,667
-------------------------------------------------------------------
 5.28%                            10/25/96   40,000      39,683,200
-------------------------------------------------------------------
Toyota Motor Credit Corp.
 5.40%                            09/05/96   40,000      39,976,000
-------------------------------------------------------------------
 5.40%                            09/11/96   40,000      39,940,000
-------------------------------------------------------------------
 5.30%                            09/25/96   20,000      19,929,333
-------------------------------------------------------------------
 5.29%                            10/07/96   25,000      24,867,750
-------------------------------------------------------------------
 5.24%                            10/08/96   25,000      24,865,361
-------------------------------------------------------------------
 5.295%                           10/18/96   25,000      24,827,177
-------------------------------------------------------------------
                                                        263,969,488
-------------------------------------------------------------------

RESIDENTIAL CONSTRUCTION - 0.16%

Weyerhaeuser Real Estate Co.
 5.28%                            10/04/96    9,800       9,752,568
-------------------------------------------------------------------
    Total Consumer Durables                             273,722,056
-------------------------------------------------------------------

CONSUMER NONDURABLES - 6.44%

BEVERAGES - 0.40%

Coca-Cola Co. (The)
 5.23%                            10/16/96   25,000      24,836,562
-------------------------------------------------------------------

DRUGS - 1.70%

Pfizer Inc.
 5.27%                            09/23/96   10,056      10,023,614
-------------------------------------------------------------------
 5.25%                            09/24/96   50,000      49,832,292
-------------------------------------------------------------------
 5.25%                            10/03/96   45,000      44,790,000
-------------------------------------------------------------------
                                                        104,645,906
-------------------------------------------------------------------

FOOD PROCESSING - 2.45%

Heinz (H.J.) Co.
 5.29%                            09/05/96   10,200      10,194,005
-------------------------------------------------------------------
 5.28%                            09/09/96   11,000      10,987,093
-------------------------------------------------------------------
 5.28%                            09/24/96    9,278       9,246,702
-------------------------------------------------------------------
 5.28%                            10/02/96   29,000      28,868,147
-------------------------------------------------------------------
 5.25%                            10/07/96   20,000      19,895,000
-------------------------------------------------------------------
 5.25%                            10/08/96   25,000      24,865,104
-------------------------------------------------------------------
 5.27%                            10/11/96   12,000      11,929,733
-------------------------------------------------------------------
 5.28%                            10/15/96   15,000      14,903,200
-------------------------------------------------------------------
Nestle Capital Co.
 5.24%                            09/24/96   20,000      19,933,044
-------------------------------------------------------------------
                                                        150,822,028
-------------------------------------------------------------------

                                        MATURITY PAR (000)     VALUE
CONSUMER NONDURABLES - (continued)

HOUSEHOLD PRODUCTS - 1.32%

Colgate-Palmolive Co.
 5.37%                                  09/04/96 $ 41,000  $   40,981,652
-------------------------------------------------------------------------
 5.27%                                  09/27/96   40,000      39,847,756
-------------------------------------------------------------------------
                                                               80,829,408
-------------------------------------------------------------------------

MULTIPLE INDUSTRY - 0.57%

Unilever Capital Co.
 5.22%                                  09/17/96   35,000      34,918,800
-------------------------------------------------------------------------
    Total Consumer Nondurables                                396,052,704
-------------------------------------------------------------------------

ENERGY - 3.93%

OIL & GAS - 3.93%

Koch Industries Inc.
 5.36%                                  09/17/96   13,587      13,554,633
-------------------------------------------------------------------------
Mobil Australia Finance Co., Inc.
 5.41%                                  09/13/96   78,818      78,675,865
-------------------------------------------------------------------------
Petrofina Delaware, Inc.
 5.29%                                  09/03/96   25,000      24,992,653
-------------------------------------------------------------------------
 5.38%                                  09/12/96   25,000      24,958,903
-------------------------------------------------------------------------
Shell Oil Co.
 5.35%                                  09/03/96   50,000      49,985,139
-------------------------------------------------------------------------
 5.25%                                  10/16/96   50,000      49,671,875
-------------------------------------------------------------------------
    Total Energy                                              241,839,068
-------------------------------------------------------------------------

FINANCIAL - 56.00%

ASSET-BACKED SECURITIES - 25.28%

Asset Securitization Cooperative Corp.
 5.45%                                  09/03/96   70,000      69,978,805
-------------------------------------------------------------------------
 5.40%                                  09/12/96   50,000      49,917,500
-------------------------------------------------------------------------
 5.38%                                  09/18/96   40,000      39,898,378
-------------------------------------------------------------------------
 5.30%                                  10/01/96   25,000      24,889,583
-------------------------------------------------------------------------
 5.28%                                  10/03/96   30,000      29,859,200
-------------------------------------------------------------------------
 5.29%                                  10/03/96   26,000      25,877,742
-------------------------------------------------------------------------
 5.26%                                  10/17/96   25,000      24,831,972
-------------------------------------------------------------------------
 5.26%                                  10/18/96   50,000      49,656,639
-------------------------------------------------------------------------
Ciesco, L.P.
 5.44%                                  09/04/96   47,300      47,278,558
-------------------------------------------------------------------------
 5.42%                                  09/05/96   60,000      59,963,867
-------------------------------------------------------------------------
 5.30%                                  09/09/96   40,000      39,952,889
-------------------------------------------------------------------------
 5.33%                                  09/10/96   10,000       9,986,675
-------------------------------------------------------------------------
 5.35%                                  09/18/96   25,000      24,936,840
-------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
FINANCIAL--(continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Clipper Receivables Corp.
5.30%                                  09/11/96 $ 50,000  $   49,926,389
------------------------------------------------------------------------
 5.31%                                 09/16/96   15,075      15,041,647
------------------------------------------------------------------------
 5.32%                                 09/19/96   50,000      49,867,000
------------------------------------------------------------------------
 5.30%                                 09/24/96   50,000      49,830,694
------------------------------------------------------------------------
 5.30%                                 09/25/96   55,000      54,805,667
------------------------------------------------------------------------
 5.28%                                 09/26/96   83,414      83,108,149
------------------------------------------------------------------------
 5.27%                                 10/01/96   30,000      29,868,250
------------------------------------------------------------------------
 5.28%                                 10/01/96   20,000      19,912,000
------------------------------------------------------------------------
Corporate Asset Funding Co., Inc.
 5.29%                                 10/07/96   50,000      49,735,500
------------------------------------------------------------------------
Delaware Funding Corp.
 5.28%                                 09/10/96   30,355      30,314,931
------------------------------------------------------------------------
 5.31%                                 09/18/96   68,000      67,829,490
------------------------------------------------------------------------
 5.28%                                 09/20/96   30,000      29,916,400
------------------------------------------------------------------------
 5.30%                                 10/04/96   50,269      50,024,776
------------------------------------------------------------------------
 5.30%                                 10/08/96   40,000      39,782,111
------------------------------------------------------------------------
 5.30%                                 10/11/96   16,704      16,605,632
------------------------------------------------------------------------
 5.31%                                 10/17/96   35,000      34,762,525
------------------------------------------------------------------------
Eiger Capital Corp.
 5.30%                                 09/10/96   41,151      41,096,475
------------------------------------------------------------------------
 5.28%                                 09/11/96   13,745      13,724,841
------------------------------------------------------------------------
 5.35%                                 09/20/96   35,000      34,901,174
------------------------------------------------------------------------
 5.28%                                 10/08/96   20,000      19,891,467
------------------------------------------------------------------------
 5.28%                                 10/21/96   50,000      49,633,333
------------------------------------------------------------------------
 5.28%                                 10/22/96   45,000      44,663,400
------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.30%                                 09/27/96   67,325      67,067,295
------------------------------------------------------------------------
Matterhorn Capital Corp.
 5.34%                                 09/20/96   10,654      10,623,973
------------------------------------------------------------------------
 5.36%                                 09/20/96   50,000      49,858,555
------------------------------------------------------------------------
 5.35%                                 09/23/96   15,256      15,206,121
------------------------------------------------------------------------
 5.28%                                 10/03/96   17,529      17,446,731
------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 5.45%                                 09/05/96   22,500      22,486,375
------------------------------------------------------------------------
                                                           1,554,959,549
------------------------------------------------------------------------

                                              MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

BROKERAGE/INVESTMENTS - 11.10%

Bear, Stearns & Co. Inc.
 5.45%                                        09/06/96 $ 50,000  $   49,962,153
-------------------------------------------------------------------------------
 5.31%                                        10/09/96   50,000      49,719,750
-------------------------------------------------------------------------------
First Boston Corp. (The)
 5.32%                                        10/07/96   50,000      49,734,000
-------------------------------------------------------------------------------
Goldman, Sachs & Co.
 5.30%                                        09/03/96   75,000      74,977,917
-------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.
 5.45%                                        09/06/96  100,000      99,924,305
-------------------------------------------------------------------------------
 5.46%                                        09/06/96   50,000      49,962,083
-------------------------------------------------------------------------------
 5.30%                                        10/11/96   30,000      29,823,333
-------------------------------------------------------------------------------
 5.30%                                        10/15/96   25,000      24,838,056
-------------------------------------------------------------------------------
 5.30%                                        10/17/96   40,000      39,729,111
-------------------------------------------------------------------------------
 5.28%                                        10/18/96   50,000      49,655,333
-------------------------------------------------------------------------------
Morgan Stanley Group, Inc.
 5.30%                                        10/18/96   40,000      39,723,222
-------------------------------------------------------------------------------
Smith Barney Inc.
 5.33%                                        09/09/96   50,000      49,940,778
-------------------------------------------------------------------------------
 5.38%                                        09/19/96   50,000      49,865,500
-------------------------------------------------------------------------------
 5.31%                                        10/08/96   25,000      24,863,563
-------------------------------------------------------------------------------
                                                                    682,719,104
-------------------------------------------------------------------------------

BUSINESS CREDIT - 2.88%

CIT Group Holdings, Inc.
 5.40%                                        09/13/96   50,000      49,910,000
-------------------------------------------------------------------------------
 5.30%                                        10/03/96   30,000      29,858,667
-------------------------------------------------------------------------------
 5.29%                                        10/11/96   30,000      29,823,667
-------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
 Corp.
 5.30%                                        10/03/96   20,000      19,905,778
-------------------------------------------------------------------------------
 5.30%                                        10/04/96   18,300      18,211,093
-------------------------------------------------------------------------------
 5.29%                                        10/18/96   10,000       9,930,936
-------------------------------------------------------------------------------
 5.28%                                        10/25/96   20,000      19,841,600
-------------------------------------------------------------------------------
                                                                    177,481,741
-------------------------------------------------------------------------------

INSURANCE - 2.27%

A.I. Credit Corp.
 5.23%                                        09/26/96   30,000      29,891,042
-------------------------------------------------------------------------------
 5.30%                                        10/07/96   15,000      14,920,500
-------------------------------------------------------------------------------
Prudential Funding Corp.
 5.38%                                        09/17/96   50,000      49,880,444
-------------------------------------------------------------------------------
 5.28%                                        10/07/96   25,000      24,868,000
-------------------------------------------------------------------------------
 5.33%                                        10/29/96   20,000      19,828,256
-------------------------------------------------------------------------------
                                                                    139,388,242
-------------------------------------------------------------------------------

                                   MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

PERSONAL CREDIT - 7.49%

Associates Corp. of North America
 5.40%                             09/23/96 $ 50,000  $   49,835,000
--------------------------------------------------------------------
AVCO Financial Services, Inc.
 5.30%                             10/11/96   35,000      34,793,889
--------------------------------------------------------------------
Student Loan Corp.
 5.30%                             10/23/96   25,000      24,808,611
--------------------------------------------------------------------
 5.29%                             10/25/96   50,000      49,603,250
--------------------------------------------------------------------
Transamerica Finance Corp.
 5.37%                             09/09/96   33,200      33,160,381
--------------------------------------------------------------------
 5.36%                             09/19/96   20,000      19,946,400
--------------------------------------------------------------------
 5.35%                             09/20/96   10,000       9,971,764
--------------------------------------------------------------------
 5.29%                             09/23/96   29,000      28,906,249
--------------------------------------------------------------------
 5.30%                             10/02/96   24,000      23,890,467
--------------------------------------------------------------------
 5.30%                             10/09/96   10,000       9,944,056
--------------------------------------------------------------------
 5.29%                             10/17/96   24,000      23,837,773
--------------------------------------------------------------------
 5.27%                             10/18/96   30,000      29,793,592
--------------------------------------------------------------------
 5.26%                             10/21/96   75,000      74,452,083
--------------------------------------------------------------------
 5.27%                             10/21/96   23,500      23,327,993
--------------------------------------------------------------------
 5.26%                             10/22/96   25,000      24,813,708
--------------------------------------------------------------------
                                                         461,085,216
--------------------------------------------------------------------

MISCELLANEOUS - 4.22%

Hertz Corp. (The)
 5.45%                             09/06/96  100,000      99,924,305
--------------------------------------------------------------------
 5.30%                             10/25/96   25,000      24,801,250
--------------------------------------------------------------------
International Lease Finance Corp.
 5.40%                             09/13/96   15,700      15,671,740
--------------------------------------------------------------------
 5.39%                             09/18/96   29,000      28,926,187
--------------------------------------------------------------------
 5.35%                             09/20/96   50,000      49,858,820
--------------------------------------------------------------------
 5.35%                             09/23/96   20,500      20,432,976
--------------------------------------------------------------------
USAA Capital Corp.
 5.30%                             09/05/96   20,000      19,988,222
--------------------------------------------------------------------
                                                         259,603,500
--------------------------------------------------------------------

MULTIPLE INDUSTRY - 2.76%

American Express Credit Co.
 5.31%                             10/04/96   50,000      49,756,625
--------------------------------------------------------------------
General Electric Capital Corp.
 5.30%                             09/04/96   25,000      24,988,959
--------------------------------------------------------------------
 5.35%                             09/06/96   95,000      94,929,409
--------------------------------------------------------------------
                                                         169,674,993
--------------------------------------------------------------------
    Total Financial                                    3,444,912,345
--------------------------------------------------------------------

                                            MATURITY PAR (000)     VALUE
RETAIL - 1.64%

DEPARTMENT STORES - 1.30%

Penney (J.C.) Funding Corp.
 5.29%                                      09/16/96 $ 50,000  $   49,889,792
-----------------------------------------------------------------------------
 5.28%                                      09/24/96   30,000      29,898,800
-----------------------------------------------------------------------------
                                                                   79,788,592
-----------------------------------------------------------------------------

SPECIALTY STORES - 0.34%

Toys "R" Us, Inc.
 5.30%                                      09/16/96   21,300      21,252,962
-----------------------------------------------------------------------------
    Total Retail                                                  101,041,554
-----------------------------------------------------------------------------

OTHER - 3.32%

DIVERSIFIED - 3.32%

BTR Dunlop Finance Inc.
 5.40%                                      09/13/96   30,000      29,946,000
-----------------------------------------------------------------------------
 5.38%                                      09/23/96   50,000      49,835,611
-----------------------------------------------------------------------------
 5.30%                                      10/01/96   25,000      24,889,583
-----------------------------------------------------------------------------
 5.26%                                      10/21/96   40,000      39,707,778
-----------------------------------------------------------------------------
Cargill Financial Services Corp.
 5.27%                                      10/21/96   10,000       9,926,806
-----------------------------------------------------------------------------
Cargill Inc.
 5.28%                                      10/04/96   25,000      24,879,000
-----------------------------------------------------------------------------
 5.28%                                      10/07/96   25,000      24,868,000
-----------------------------------------------------------------------------
    Total Other                                                   204,052,778
-----------------------------------------------------------------------------
    Total Commercial Paper                                      5,133,833,987
-----------------------------------------------------------------------------

PROMISSORY NOTE AGREEMENT - 0.44%

Goldman Sachs Group (The), L.P.(b)
 5.423%                                     10/25/96   27,000      27,000,000
-----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                5,160,833,987
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 16.59%(c)

Daiwa Securities America, Inc.(d)
 5.24%                                      09/03/96   44,115      44,114,604
-----------------------------------------------------------------------------
Goldman, Sachs & Co.(e)
 5.28%                                      09/03/96  300,000     300,000,000
-----------------------------------------------------------------------------
HSBC Securities, Inc.
 5.27%(f)                                   09/03/96   36,000      36,000,000
-----------------------------------------------------------------------------
 5.28%(g)                                   09/03/96  139,336     139,336,009
-----------------------------------------------------------------------------
Morgan Stanley & Co. Inc.(h)
 5.28%                                      09/03/96   65,000      65,000,000
-----------------------------------------------------------------------------
Nikko Securities Co., International,
 Inc.(i)
 5.30%                                      09/03/96  100,000     100,000,000
-----------------------------------------------------------------------------
Nomura Securities International, Inc.(j)
 5.27%                                         --     156,000     156,000,000
-----------------------------------------------------------------------------

                                     MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - (continued)

Smith Barney, Inc.(k)
 5.28%                               09/03/96 $ 84,000  $   84,000,000
--------------------------------------------------------------------------
UBS Securities LLC(l)
 5.26%                               09/03/96   96,000      96,000,000
--------------------------------------------------------------------------
    Total Repurchase Agreements                          1,020,450,613
--------------------------------------------------------------------------
    TOTAL INVESTMENTS - 100.48%                          6,181,284,600 (m)
--------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES -
      (0.48%)                                              (29,336,245)
--------------------------------------------------------------------------
    NET ASSETS - 100.00%                                $6,151,948,355
==========================================================================

Notes to Schedule of Investments:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of note upon seven calendar days' notice. Interest rates on promissory notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1996.
(c) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 08/30/96 with a maturing value of $148,238,724. Collateralized by $147,480,000 U.S. Treasury obligations, 5.375% to 7.875% due 11/30/97 to 11/15/07.
(e) Joint repurchase agreement entered into 08/30/96 with a maturing value of $834,779,144. Collateralized by $823,484,000 U.S. Treasury obligations, 0% to 10.75% due 10/10/96 to 08/15/05.
(f) Joint repurchase agreement entered into 08/30/96 with a maturing value of $100,058,556. Collateralized by $42,013,000 U.S. Government Agency obligations, 0% due 10/10/96 to 10/21/96 and $58,016,000 U.S. Treasury
    obligations, 6.00% to 8.00% due 07/31/99 to 12/31/99.
(g) Joint repurchase agreement entered into 08/30/96 with a maturing value of $300,176,000. Collateralized by $476,251,231 U.S. Government Agency obligations, 0% to 11.00% due 09/03/96 to 07/01/35.
(h) Joint repurchase agreement entered into 08/30/96 with a maturing value of $200,117,333. Collateralized by $217,553,870 U.S. Government Agency obligations, 7.50% to 8.00% due 08/01/03 to 04/01/26.
(i) Joint repurchase agreement entered into 08/30/96 with a maturing value of $300,176,668. Collateralized by $343,795,645 U.S. Government Agency obligations, 5.834% to 8.00% due 04/01/18 to 09/01/26.
(j) Open joint repurchase agreement entered into 07/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $336,220,000 U.S. Government Agency obligations, 0% to 9.40% due 10/11/96 to 06/13/25 and $2,075,000 U.S. Treasury obligations, 6.25% to 8.875% due 11/15/97 to
    08/15/26.
(k) Joint repurchase agreement entered into 08/30/96 with a maturing value of $200,117,333. Collateralized by $362,167,598 U.S. Government Agency obligations, 0% to 11.00% due 10/25/99 to 09/01/26 and $18,291,000 U.S.
    Treasury obligations, 0% due 11/15/04.
(l) Joint repurchase agreement entered into 08/30/96 with a maturing value of $200,116,889. Collateralized by $244,875,836 U.S. Government Agency obligations, 0% to 10.50% due 03/01/02 to 07/01/26.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1996

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $5,160,833,987
------------------------------------------------------------------------
Repurchase agreements                                      1,020,450,613
------------------------------------------------------------------------
Interest receivable                                              431,498
------------------------------------------------------------------------
Investment for deferred compensation plan                         56,031
------------------------------------------------------------------------
Other assets                                                   1,079,694
------------------------------------------------------------------------
  Total assets                                             6,182,851,823
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                                   30,043,232
------------------------------------------------------------------------
  Deferred compensation                                           56,031
------------------------------------------------------------------------
Accrued advisory fees                                            319,722
------------------------------------------------------------------------
Accrued distribution fees                                        138,772
------------------------------------------------------------------------
Accrued transfer agent fees                                       85,716
------------------------------------------------------------------------
Accrued operating expenses                                       259,995
------------------------------------------------------------------------
  Total liabilities                                           30,903,468
------------------------------------------------------------------------

NET ASSETS                                                $6,151,948,355

========================================================================

NET ASSETS:

Institutional Class                                       $5,264,600,762
========================================================================
Private Investment Class                                  $  209,443,494
========================================================================
Personal Investment Class                                 $  112,644,595
========================================================================
Cash Management Class                                     $  507,247,366
========================================================================
Resource Class                                            $   58,012,138
========================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                        5,264,608,015
========================================================================
Private Investment Class                                     209,445,352
========================================================================
Personal Investment Class                                    112,644,015
========================================================================
Cash Management Class                                        507,247,359
========================================================================
Resource Class                                                58,012,107
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1996

INVESTMENT INCOME:

Interest income                                       $287,932,532
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            3,007,431
-------------------------------------------------------------------
Custodian fees                                             305,946
-------------------------------------------------------------------
Administrative services fees                               126,321
-------------------------------------------------------------------
Directors' fees and expenses                                44,043
-------------------------------------------------------------------
Transfer agent fees                                        426,413
-------------------------------------------------------------------
Distribution fees (Note 2)                               1,471,079
-------------------------------------------------------------------
Other                                                      782,028
-------------------------------------------------------------------
  Total expenses                                         6,163,261
-------------------------------------------------------------------
Less expenses assumed by advisor                           (61,100)
-------------------------------------------------------------------
  Net expenses                                           6,102,161
-------------------------------------------------------------------
Net investment income                                  281,830,371
-------------------------------------------------------------------
Net realized gain on sales of investments                    3,560
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $281,833,931
===================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1996 and 1995

                                                  1996            1995
                                             --------------  --------------
OPERATIONS:
 Net investment income                       $  281,830,371  $  241,891,385
----------------------------------------------------------------------------
 Net realized gain on sales of investments            3,560             --
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   281,833,931     241,891,385
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                             (281,830,371)   (241,891,385)
----------------------------------------------------------------------------
Capital stock transactions-net                1,950,864,683      86,066,761
----------------------------------------------------------------------------
  Net increase in net assets                  1,950,868,243      86,066,761
----------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                         4,201,080,112   4,115,013,351
----------------------------------------------------------------------------
  End of period                              $6,151,948,355  $4,201,080,112
============================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in) $6,151,956,848  $4,201,092,165
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                              (8,493)        (12,053)
----------------------------------------------------------------------------
                                             $6,151,948,355  $4,201,080,112
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"). The assets, liabilities and operations of each portfolio are accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of sixty days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $100 million                 0.20%
----------------------------------------
Over $100 million to $200 million  0.15%
----------------------------------------
Over $200 million to $300 million  0.10%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $61,100 during the year ended August 31, 1996.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $126,321 for such services. During the year ended August 31, 1996, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $424,496 pursuant to a shareholder and transfer agency services agreement.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class may pay FMC up to a maximum annual rate of 0.50%, 0.75%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1996, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class accrued $575,588, $556,024, $242,476 and $96,991, respectively, as compensation to FMC under the Plan. Certain officers and directors of the Fund are officers of AIM, FMC and AIFS.
 During the year ended August 31, 1996, the Portfolio paid legal fees of $15,883 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Fund's directors. A member of that firm is a director of the Fund.

NOTE 3-DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-CAPITAL STOCK
Changes in capital stock during the years ended August 31, 1996 and 1995 were as follows:

                                     1996                              1995
                        --------------------------------  --------------------------------
                            SHARES           AMOUNT           SHARES           AMOUNT
                        ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class    47,809,368,885  $47,809,368,885   30,516,627,315  $30,516,627,315
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  1,712,695,255    1,712,695,255    1,403,913,359    1,403,913,359
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                    976,763,335      976,763,335      881,857,651      881,857,651
-------------------------------------------------------------------------------------------
  Cash Management Class   2,572,268,560    2,572,268,560      307,521,987      307,521,987
-------------------------------------------------------------------------------------------
  Resource Class*         1,501,999,293    1,501,999,293               --               --
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         8,231,944        8,231,944        3,106,371        3,106,371
-------------------------------------------------------------------------------------------
  Private Investment
   Class                      6,300,025        6,300,025        4,691,704        4,691,704
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                      5,517,924        5,517,924        4,299,720        4,299,720
-------------------------------------------------------------------------------------------
  Cash Management Class      12,713,851       12,713,851          896,094          896,094
-------------------------------------------------------------------------------------------
  Resource Class*               892,705          892,705               --               --
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (46,305,697,661) (46,305,697,661) (30,847,783,300) (30,847,783,300)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                 (1,663,828,112)  (1,663,828,112)  (1,285,160,664)  (1,285,160,664)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                   (969,266,851)    (969,266,851)    (789,592,898)    (789,592,898)
-------------------------------------------------------------------------------------------
  Cash Management Class  (2,272,214,579)  (2,272,214,579)    (114,310,578)    (114,310,578)
-------------------------------------------------------------------------------------------
  Resource Class*        (1,444,879,891)  (1,444,879,891)              --               --
-------------------------------------------------------------------------------------------
Net increase              1,950,864,683  $ 1,950,864,683       86,066,761  $    86,066,761
===========================================================================================

* The Resource Class commenced operations on January 16, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a share outstanding of the Cash Management Class during the two-year period ended August 31, 1996 and the period June 30, 1994 (date operations commenced) through August 31, 1994.

                                                 1996         1995    1994
                                               --------     --------  -----
Net asset value, beginning of period           $   1.00     $   1.00  $1.00
---------------------------------------------  --------     --------  -----
Income from investment operations:
  Net investment income                            0.05         0.06   0.01
---------------------------------------------  --------     --------  -----
  Total from investment operations                 0.05         0.06   0.01
---------------------------------------------  --------     --------  -----
Less distributions:
  Dividends from net investment income            (0.05)       (0.06) (0.01)
---------------------------------------------  --------     --------  -----
Net asset value, end of period                 $   1.00     $   1.00  $1.00
=============================================  ========     ========  =====
Total return                                       5.55%        5.71%  4.34%(a)
=============================================  ========     ========  =====
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $507,247     $194,479   $372
=============================================  ========     ========  =====
Ratio of expenses to average net assets(c)         0.17%(b)     0.17%  0.14%
=============================================  ========     ========  =====
Ratio of net investment income to average net
 assets(d)                                         5.38%(b)     5.69%  4.26%
=============================================  ========     ========  =====

(a) Annualized.
(b) Ratios are based on average net assets of $303,094,444.
(c) Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.19%, 0.32%, and 0.67% for the periods 1996-1994, respectively. Ratios are annualized for periods less than one year.
(d) Ratios of net investment income to average net assets prior to waiver of distribution fees and/or expense reimbursements were 5.36%, 5.54%, and 3.73% for the periods 1996-1994, respectively. Ratios are annualized for periods less than one year.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period June 30, 1994 (date operations commenced) through August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period June 30, 1994 (date operations commenced) through August 31, 1994, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

                            DIRECTORS
Charles T. Bauer                           John F. Kroeger        Short-Term
Bruce L. Crockett                         Lewis F. Pennock        Investments Co.
Owen Daly II                               Ian W. Robinson        (STIC)
Carl Frischling                             Louis S. Sklar
Robert H. Graham

                            OFFICERS
Charles T. Bauer                                  Chairman
Robert H. Graham                                 President
John J. Arthur              Sr. Vice President & Treasurer
Gary T. Crum                            Sr. Vice President        Prime Portfolio
Carol F. Relihan            Sr. Vice President & Secretary        -----------------------------------------------------
Dana R. Sutton        Vice President & Assistant Treasurer        Cash Management                            ANNUAL
Melville B. Cox                             Vice President        Class                                      REPORT
Karen Dunn Kelley                           Vice President
J. Abbott Sprague                           Vice President
P. Michelle Grace                      Assistant Secretary
David L. Kite                          Assistant Secretary                                              AUGUST 31, 1996
Nancy L. Martin                        Assistant Secretary
Ofelia M. Mayo                         Assistant Secretary
Kathleen J. Pflueger                   Assistant Secretary
Samuel D. Sirko                        Assistant Secretary
Stephen I. Winer                       Assistant Secretary
Mary J. Benson                         Assistant Treasurer

                          INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                     11 Greenway Plaza, Suite 1919
                           Houston, TX 77046
                             (800) 347-1919

                              DISTRIBUTOR
                        Fund Management Company
                     11 Greenway Plaza, Suite 1919
                           Houston, TX 77046
                             (800) 659-1005

                               CUSTODIAN
                          The Bank of New York
                    90 Washington Street, 11th Floor
                           New York, NY 10286

                          LEGAL COUNSEL TO FUND
                   Ballard Spahr Andrews & Ingersoll
                     1735 Market Street, 51st Floor
                       Philadelphia, PA 19103-7599

                        LEGAL COUNSEL TO DIRECTORS
                    Kramer, Levin, Naftalis & Frankel
                             919 Third Avenue
                            New York, NY 10022

                              TRANSFER AGENT
                  A I M Institutional Fund Services, Inc.
                       11 Greenway Plaza, Suite 1919
                          Houston, TX 77046-1173

                                AUDITORS
                          KPMG Peat Marwick LLP
                             700 Louisiana
                         NationsBank Building
                          Houston, TX 77002

   This report may be distributed only to current shareholders or          [LOGO APPEARS HERE]
   to persons who have received a current prospectus.                    FUND MANAGEMENT COMPANY